Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 145	$ 308	$ 297	$ 602	$ 1,126	$ 1,004
Impairment charges related to definite-lived intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0